Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net actuarial gains (losses)	$ (3)	$ (7)	$ 5
Gain (losses) on derivatives designated as cash flow hedges, income tax expense (recovery)	8	16	(1)
Reclassification of gains on derivatives designated as cash flow hedges to net earnings, income tax expense	$ 31	$ 10	$ 11